Exhibit 99.2

AmeriCredit Corp.

Composition of the Receivables

2006-R-M Total Pool

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pools as of the Subsequent Cutoff Dates.

	New	Used	Total
Aggregate Principal Balance (1)	$403,386,058.79	$1,112,896,340.44	$1,516,282,399.23
Number of Receivables in Pool	18,910	70,712	89,622
Percent of Pool by Principal Balance	26.60%	73.40%	100.00%
Average Principal Balance	$21,331.89	$15,738.44	$16,918.64
Range of Principal Balances	($276.03 to $76,887.91)	($260.28 to $60,899.32)
Weighted Average APR (1)	15.42%	17.60%	17.02%
Range of APRs	(1.90% to 25.95%)	(2.70% to 29.99%)
Weighted Average Remaining Term	67	63	64
Range of Remaining Terms	(3 to 72 months)	(3 to 72 months)
Weighted Average Original Term	69	64	66
Range of Original Terms	(18 to 72 months)	(12 to 72 months)

(1)	Aggregate Principal Balance includes some portion of accrued interest. As a result, the Weighted Average APR of the Receivables may not be equivalent to the Contracts' aggregate yield on the Aggregate Principal Balance.

Distribution of the Receivables by Score as of the Cutoff Date

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pools as of the Subsequent Cutoff Dates.

	AmeriCredit Score (1)	Percent of Aggregate Principal Balance (3)	Credit Bureau Score (2)	Percent of Aggregate Principal Balance (3)
	<215	2.80%
	215-224	23.04%	<540	20.33%
	225-244	41.26%	540-599	37.97%
	245-259	19.29%	600-659	33.88%
	260+	13.60%	660+	7.83%

Weighted Average Score	238		585

(1)	Proprietary credit score, scaled from 135 to 320, developed and utilized by AmeriCredit to support the credit approval and pricing process.
(2)	A statistically based score (sometimes referred to as FICO score) generated by credit reporting agencies. AmeriCredit utilizes TransUnion, Equifax or Experien credit reports depending on the location of the obligor. Credit Bureau Scores are unavailable for some accounts and those accounts are not included in the Credit Bureau Score table above. Since these accounts are not included in the percentages above, the Aggregate Principal Balance of the accounts based on Credit Bureau Score may be less than the total statistical pool.
(3)	Percentages may not add to 100% because of rounding.

AmeriCredit Corp.

Distribution of the Receivables by APR as of the Cutoff Date

2006-R-M Total Pool

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pools as of the Subsequent Cutoff Dates.

APR Range (1)	Aggregate Principal Balance as of Cutoff Date	Percent of Aggregate Principal Balance (2)	Number of Receivables	Percent of Number of Receivables (2)
1.000%-1.999%	46,383.43	0.00%	2	0.00%
2.000%-2.999%	215,405.89	0.01%	7	0.01%
3.000%-3.999%	684,341.58	0.05%	24	0.03%
4.000%-4.999%	1,528,666.71	0.10%	53	0.06%
5.000%-5.999%	770,768.68	0.05%	34	0.04%
6.000%-6.999%	2,802,041.86	0.18%	127	0.14%
7.000%-7.999%	5,968,848.43	0.39%	275	0.31%
8.000%-8.999%	10,927,627.92	0.72%	520	0.58%
9.000%-9.999%	25,583,471.44	1.69%	1,237	1.38%
10.000%-10.999%	45,916,146.81	3.03%	2,290	2.56%
11.000%-11.999%	49,942,397.10	3.29%	2,567	2.86%
12.000%-12.999%	88,104,760.91	5.81%	4,659	5.20%
13.000%-13.999%	87,456,109.18	5.77%	4,634	5.17%
14.000%-14.999%	109,247,643.57	7.20%	5,863	6.54%
15.000%-15.999%	117,581,506.13	7.75%	6,478	7.23%
16.000%-16.999%	143,614,415.37	9.47%	7,945	8.87%
17.000%-17.999%	180,265,703.23	11.89%	10,504	11.72%
18.000%-18.999%	226,278,204.53	14.92%	13,645	15.23%
19.000%-19.999%	122,197,455.49	8.06%	7,936	8.85%
20.000%-20.999%	112,573,501.08	7.42%	7,613	8.49%
21.000%-21.999%	97,344,582.32	6.42%	6,819	7.61%
22.000%-22.999%	51,072,268.77	3.37%	3,622	4.04%
23.000%-23.999%	23,824,957.41	1.57%	1,791	2.00%
24.000%-24.999%	10,714,488.90	0.71%	843	0.94%
25.000%-25.999%	1,209,781.77	0.08%	93	0.10%
26.000%-26.999%	282,672.53	0.02%	26	0.03%
27.000%-27.999%	62,603.49	0.00%	7	0.01%
28.000%-28.999%	22,990.60	0.00%	3	0.00%
29.000%-29.999%	42,654.10	0.00%	5	0.01%

TOTAL	1,516,282,399.23	100.00%	89,622	100.00%

(1)	Aggregate Principal Balances include some portion of accrued interest. Indicated APR's represent APR's on Principal Balance net of such accrued interest.
(2)	Percentages may not add to 100% because of rounding.

AmeriCredit Corp.

Distribution of the Receivables by Geographic Location of Obligor

2006-R-M Total Pool

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pools as of the Subsequent Cutoff Dates.

State	Aggregate Principal Balance as of Cutoff Date (1)	Percent of Aggregate Principal Balance (2)	Number of Receivables	Percent of Number of Receivables (2)
Alabama	31,636,575.36	2.09%	1,867	2.08%
Alaska	1,594,981.24	0.11%	83	0.09%
Arizona	30,435,851.43	2.01%	1,777	1.98%
Arkansas	17,753,881.28	1.17%	1,050	1.17%
California	150,287,945.65	9.91%	7,648	8.53%
Colorado	21,904,319.50	1.44%	1,238	1.38%
Connecticut	12,118,960.11	0.80%	743	0.83%
Delaware	5,904,454.87	0.39%	359	0.40%
District of Columbia	3,594,524.96	0.24%	199	0.22%
Florida	157,056,971.94	10.36%	8,917	9.95%
Georgia	56,669,403.24	3.74%	3,232	3.61%
Hawaii	8,271,842.10	0.55%	433	0.48%
Idaho	2,804,141.96	0.18%	179	0.20%
Illinois	57,998,702.13	3.83%	3,668	4.09%
Indiana	29,595,256.47	1.95%	1,906	2.13%
Iowa	7,513,300.63	0.50%	483	0.54%
Kansas	7,423,215.17	0.49%	445	0.50%
Kentucky	23,019,341.56	1.52%	1,507	1.68%
Louisiana	28,272,342.41	1.86%	1,660	1.85%
Maine	6,944,397.80	0.46%	456	0.51%
Maryland	28,595,508.04	1.89%	1,642	1.83%
Massachusetts	28,000,875.45	1.85%	1,716	1.91%
Michigan	34,335,847.66	2.26%	2,292	2.56%
Minnesota	14,203,800.09	0.94%	904	1.01%
Mississippi	24,168,677.40	1.59%	1,374	1.53%
Missouri	23,067,974.43	1.52%	1,463	1.63%
Montana	1,171,123.55	0.08%	71	0.08%
Nebraska	3,696,789.31	0.24%	239	0.27%
Nevada	20,685,615.90	1.36%	1,124	1.25%
New Hampshire	5,801,748.43	0.38%	399	0.45%
New Jersey	35,169,743.43	2.32%	2,052	2.29%
New Mexico	13,855,491.26	0.91%	813	0.91%
New York	63,829,667.35	4.21%	3,935	4.39%
North Carolina	49,229,900.79	3.25%	2,904	3.24%
Ohio	76,135,017.54	5.02%	5,115	5.71%
Oklahoma	16,625,224.80	1.10%	1,043	1.16%
Oregon	10,828,811.71	0.71%	683	0.76%
Pennsylvania	72,374,975.27	4.77%	4,530	5.05%
Rhode Island	5,248,283.45	0.35%	324	0.36%
South Carolina	22,774,619.11	1.50%	1,379	1.54%
South Dakota	1,999,985.53	0.13%	128	0.14%
Tennessee	31,344,027.91	2.07%	1,933	2.16%
Texas	174,533,631.16	11.51%	9,716	10.84%
Utah	6,059,662.39	0.40%	367	0.41%
Vermont	2,092,767.13	0.14%	137	0.15%
Virginia	31,322,524.40	2.07%	1,867	2.08%
Washington	23,524,544.02	1.55%	1,367	1.53%
West Virginia	12,563,028.77	0.83%	823	0.92%
Wisconsin	19,945,890.95	1.32%	1,295	1.44%
Wyoming	1,140,494.66	0.08%	64	0.07%
Other (3)	1,155,737.53	0.08%	73	0.08%

TOTAL	$1,516,282,399.23	100.00%	89,622	100.00%

(1)	Aggregate Principal Balances include some portion of accrued interest.
(2)	Percentages may not add to 100% because of rounding.
(3)	States with aggregate principal balances less than $1,000,000.